PREPAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
8. PREPAYMENTS

Current portion of prepayments included prepaid quarterly interest for a long-term loan and prepayment for legal services.

Noncurrent portion of the prepayments mainly represented prepaid land occupancy fee to the inhabitants of the land on which the Company plans to construct a manufacturing plant. Currently, the Company amortizes prepaid rental over a period of 50 years according to the terms of the lease agreement.

8. PREPAYMENTS

Current portion of prepayments included prepaid quarterly interest for a long-term loan and prepayment for legal services, which had not been provided yet to the Company.

Non-current portion of the prepayments mainly represented prepaid land occupancy fee to the inhabitants of the land as a result of the Company’s planned future use of the land for constructing a manufacturing plant. Currently, the Company amortizes prepaid rental over a period of 50 years according to the terms of the lease agreement.